NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Dec. 31, 2022
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITIONFixed assets
4.1.1 Intangible assets

Accounting policies
Internally generated intangible assets – Research and development costs
In accordance with IAS 38 Intangible Assets (“IAS 38”), research expenditures are expensed in the period during which they are incurred.
An internally generated intangible asset relating to a development project is recorded as an asset if, and only if, the following criteria are met:
(a) it is technically feasible to complete the development project;
(b) intention on the part of the Company to complete the project and to utilize it;
(c) capacity to utilize the intangible asset;
(d) proof of the probability of future economic benefits associated with the asset;
(e) availability of the technical, financial, and other resources for completing the project; and
(f) reliable evaluation of the development expenses.
The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria.
Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.
Other intangible assets
Other intangible assets are recorded at their acquisition cost plus costs directly attributable to the preparation of the asset for its intended use.
Other intangible assets mainly comprised costs of modeling studies of a new production process and costs of acquisition of software licenses.

Intangible assets with a finite life are amortized on the basis of the straight-line method over their estimated useful life.

Intangible assets Item	Amortization period
Software	1 to 5 years

(amounts in thousands of euros)	Other intangible assets	Intangible assets in progress	TOTAL
GROSS VALUE
As of As of December 31, 2019	1,876	—	1,876
Increase	—	2	2
Decrease	—	—	—
FX rate impact	(1)	—	(1)
Reclassification	—	—	—
As of As of December 31, 2020	1,875	2	1,877
Increase	—	—	—
Decrease	(201)	—	(201)
FX rate impact	1	—	1
Reclassification	(2)	—	(2)
As of As of December 31, 2021	1,673	2	1,675
Increase	—	—	—
Decrease	(7)	—	(7)
FX rate impact	—	—	—
Reclassification	2	(2)	—
As of As of December 31, 2022	1,668	—	1,668

ACCUMULATED AMORTIZATION AND IMPAIRMENT
As of As of December 31, 2019	(1,273)	—	(1,273)
Increase	(16)	—	(16)
Decrease	—	—	—
FX rate impact	1	—	1
As of As of December 31, 2020	(1,288)	—	(1,288)
Increase	(571)	—	(571)
Decrease	199	—	199
FX rate impact	—	—	—
As of As of December 31, 2021	(1,660)	—	(1,660)
Increase	(7)	—	(7)
Decrease	4	—	4
FX rate impact	—	—	—
As of As of December 31, 2022	(1,663)	—	(1,663)

NET VALUE
As of December 31, 2019	603	—	603
As of December 31, 2020	587	2	589
As of December 31, 2021	13	2	15
As of December 31, 2022	5	—	5
After performing an impairment test at the end of 2019, the Company determined that €1,036 thousand of the intangible asset will no longer be used in the intended production process. The remaining amount has been impaired totally in 2021 for €560 thousand.
Right of use

Accounting policies
In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the right of use is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.
The right of use asset is measured at cost and comprises:
• the amount of the initial measurement of the lease liability (see note 4.10),
• lease incentives, payments at or prior to commencement date,
• incremental costs which would not have been incurred if the contract had not been concluded.
The right of use is subsequently measured at cost less depreciation and any accumulated impairment loss. The amount can be adjusted based on certain revaluations of the lease liability. The right of use are tested for impairment whenever there is an indicator that such asset may be impaired.

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2019	11,237	954	80	118	12,389
Increase	92	—	7	—	99
Decrease	—	—	(14)	—	(14)
FX rate impact	(483)	—	—	—	(483)
Reclassification		—	—	—	—
As of December 31, 2020	10,846	954	73	118	11,991
First application of IFRS 16					—
Increase		383	33		416
Decrease	(1,763)				(1,763)
FX rate impact		13			375
Reclassification		0	—	0	0
As of December 31, 2021	9,445	1,350	106	118	11,019
Increase	75	—	13		88
Decrease	(4,045)	(396)			(4,441)
FX rate impact	198	—			198
Reclassification					—
As of December 31, 2022	5,673	954	119	118	6,864

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2019	(1,285)	(954)	(23)	(118)	(2,380)
Increase	(1,489)	—	(29)	—	(1,518)
Decrease	0	0	10	—	10
FX rate impact	125	—	—	—	125
Reclassification	—	—	—	—	—
As of December 31, 2020	(2,649)	(954)	(42)	(118)	(3,763)
Increase	(1,252)	(76)	(23)	—	(1,351)
Decrease	1,070	0	—	—	1,070
FX rate impact	(103)	(3)	—	—	(106)
Reclassification	—	—	—	—	—
As of December 31, 2021	(2,934)	(1,033)	(65)	(118)	(4,150)
Increase	(706)		(27)		(733)
Impairment	(728)	—	—	—	(728)
Decrease	1,339	79	—	—	1,418
FX rate impact	(89)	—	—	—	(89)
Reclassification		—	—	—	—
As of December 31, 2022	(3,116)	(954)	(92)	(118)	(4,280)

NET VALUE
As of December 31, 2020	8,197	—	31	—	8,228
As of December 31, 2021	6,511	317	41	—	6,869
As of December 31, 2022	2,557	—	27	—	2,584
The remaining right of use net book value of €2,584 thousand is mainly related to Bioserra building lease in Lyon (France) for €2,557 thousand.
–The decrease in 2022 of the building and equipments rights of use, with a gross amount of $4,441 thousand, accumulated depreciation of €1,418 thousand and a net book value of €3,022 thousand ($3,307 thousand) is related to the Princeton Plant sale to Catalent;
–The increase of building right of use impairment loss of €728 thousand in 2022 (see note 3.4) is mainly the result of the impairment test conducted on the Adenine (Lyon, France) building right of use after the site has been idled, following 2022 adverse events (mostly clinical study result and restructuring plan). The Adenine right of use was written down to zero  given the specialized nature of the site, its current rent compared to market rents and the low prospects of sub-letting the site before its lease term (end of June 2024).
–The Company also performed an impairment test on the remaining material right-of-use asset which relates to the Bioserra (Lyon, France) building as of December 31, 2022. The Company estimated the recoverable amount of this asset based on its fair value less costs of disposal using a discounted cash flow model with assumptions such as the term of the lease (June 2029), market rents and average rate of return for similar buildings. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used. An immaterial impairment charge was recognized on this asset after conducting the test.
Other non current assets

Accounting policies

Other financial assets are composed of receivables initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Financial assets with a maturity of more than one year are classified in “other non-current financial assets” in accordance with IAS 1.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Deposits related to leased premises	454	476	193
Advance payments to suppliers	620	342	0
Other	17	58	2
Total other non-current assets	1,091	876	195
Advance payments comprised payments made to service providers, especially Contract Research Organizations (“CROs”), involved with the conduct of the clinical trials in the solid tumors indication (TRYbeCA-1 and TRYbeCA-2 study).
Trade receivables and other current assets

Accounting policies

Other current assets are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Trade receivables
Trade receivables are initially recognized in accordance with IFRS 15 and then at the amortized cost calculated with the effective interest rate (“EIR”) method. The Company recognizes loss allowances for expected credit losses (“ECL”), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Trade and other receivables	4	12	76
Total current trade receivables	4	12	76
Research Tax Credit	3,432	3,549	1,484
Other receivables (including tax and social receivables)	898	669	973
Net investment in a sublease	0	479	43
Deposits related to leased premises	8	7	121
Advance payments and deposits to suppliers	51	377	342
Prepaid expenses	793	1,256	805
Total other current assets	5,182	6,337	3,769
Research Tax Credit
The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit.
As of December 31, 2020, December 31, 2021 and December 31, 2022, the CIR receivables included Research Tax Credit of the year.
Tax and social receivables and other receivables
Tax and social receivables and other receivables mainly related to VAT receivables (€635 thousand as of December 31, 2020, €610 thousand as of December 31, 2021 and €899 thousand as of December 31, 2022).
Prepaid expenses
As of December 31, 2022 and December 31, 2021, prepaid expenses are mainly related to insurance expense..
Cash and cash equivalents

Accounting policies

The item “cash and cash equivalents” includes bank accounts and highly liquid securities. They are readily convertible into a known amount of cash and are subject to a negligible risk of change in value.
The cash equivalents classification is made if the following criteria are fulfilled:
• held for the purpose of meeting short term cash commitments rather than for investment or other purposes.
• exit options exist:
◦exercisable at any time at least every three months;
◦initially included in the contract and this exit option is always provided in the initial contract; and
◦exercisable without exit penalty and without significant risk of change in the amount received as cash reimbursement.
• there is no value risk related to the level of minimum compensation acquired (i.e. that obtained in the event of early exit) because over the entire duration and at each moment this remuneration will be identical to that obtained from an investment of no more than three months that meets the definition of a cash equivalent. This can be the case when the rate is variable or revisable.
They are recorded as assets in cash equivalents, measured at their fair value, and the changes in value are recognized in financial income (loss).

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Current account	34,348	24,593	26,676
Term deposits	10,098	9,106	12,113
Total cash and cash equivalents as reported in statement of financial position	44,446	33,699	38,789
Bank overdrafts	—	—	—
Total cash and cash equivalents as reported in statement of cash flow	44,446	33,699	38,789
As of December 31, 2020, term deposits included a term deposit of €10.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of December 31, 2021, term deposits included a term deposit of €9.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of December 31, 2022, term deposits included a term deposit of €12.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
Shareholders’ equity

Accounting policies

Common shares are classified under shareholders’ equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recognized in shareholders’ equity as a deduction from the proceeds from the issue, net of tax.

As of December 31, 2022, the capital of the Parent Company consisted of 31,018,553 shares, fully paid up, with a nominal value of 0.10 euro.

Number of shares
As of December 31, 2019	17,940,035
Conversion of convertible notes ("OCA")	2,094,704
Exercise of warrants	16,080
Free shares acquired	6,743
As of December 31, 2020	20,057,562
Shares issued as part of the April Registered Direct Offering	4,137,932
Shares sold under the at-the-market (“ATM”) program	744,186
Shares issued as part of the December Registered Direct Offering	3,078,432
Conversion of convertible notes ("OCA")	2,977,887
Free shares acquired	22,554
As of December 31, 2021	31,018,553
Shares issued as part of the April Registered Direct Offering	—
Shares sold under the at-the-market (“ATM”) program	—
Shares issued as part of the December Registered Direct Offering
Conversion of convertible notes ("OCA")	—
Free shares acquired
As of December 31, 2022	31,018,553
Capital management
The capital is managed to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance. The Company is not subject to any externally imposed capital requirements. For additional information on capital and premium increase see: 2.9 Events after the close of the reporting period
The number of shares presented does not include the warrants issued in connection with the registered offerings in 2021.
•For the registered offering of April 2021: 3,103,449 Warrants, giving the right to subscribe to one share of the company. The Warrants have an exercise price of 7.5 euros per share, will be immediately exercisable upon issuance and will expire two years from the issuance date.
•For the registered offering of December 2021: 2,308,824 Warrants, giving the right to subscribe to one share of the company. The Warrants have an exercise price of 2.83 euros per share, will be immediately exercisable upon issuance and will expire two years from the issuance date.
Provisions

Accounting policies

A provision is recognized when the Company has a current or implicit legal obligation resulting from a past event, where the obligation can be reliably estimated, and where it is probable that an outflow of resources representing economic benefits will be necessary to settle the obligation. The portion of a provision that become due in less than one year is recorded under current liabilities, and the balance under non-current liabilities. The provisions are discounted when the impact is material.
Disclosure is made on any contingent assets and liabilities where the impact is expected to be material, except where the probability of occurrence is low.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Provision for retirement indemnities	652	524	318
Other provision			101
Provisions - non-current portion	652	524	419
Restructuring provision	—	—	166
Other provision			148
Provisions - current portion	—	—	314
Provision for retirement indemnities - defined benefit plans

Accounting policies

The French employees of the Company receive the retirement benefits stipulated by law in France:
• a compensation paid by the Company to employees upon their retirement (defined-benefit plan); and
• a payment of retirement pensions by the social security agencies, which are financed by the contributions made by companies and employees (defined contribution plans in France).
The French Company pension commitments are not covered by plan assets.The American employees do not receive defined-benefit plan.
For the defined-benefit plans, the costs of the retirement benefits are estimated using the projected credit unit method.
The consolidated financial statements have been prepared applying the IFRS Interpretations Committee (IFRIC) agenda decision dated May 24, 2021 “Attributing Benefit to Periods of Service (IAS 19 Employee Benefits. The Company applies the Pharmaceutical Industry” collective agreement (“Convention collective nationale de l’industrie pharmaceutique”), which caps the pension rights after 30 years of employment.
Through its agenda decision, IFRIC considers that, as long as, on the one hand, no rights are acquired in the event of departure before retirement age and, on the other hand, rights are caped after a certain number of years of service, the retirement benefits should be spread over the last 30 years before the retirement date that give rights to those benefits. The retirement benefit commitments are valued at the current value of the future payments estimated using, for discounting, the market rate for high quality corporate bonds with a term that corresponds to the estimated term for the payment of the benefits.
The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through profit or loss for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses.
The Company’s payments for the defined-contribution plans are recognized as expenses on the statement of income (loss) of the period in which they become payable.

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2020	12/31/2021	12/31/2022
Discount rate	0.34%	0.79%	3.16%
Wage increase	2%	2%	2%
Social welfare contribution rate - non executive employees	39%	39%	39%
- executive employees	51%	51%	51%
- executive management	49%	49%	49%
Expected staff turnover - non executive and executive employees	High	High	High
- executive management	Low	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2019	TGH05 TGF05	TGH05 TGF05
The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2019	506
Service costs	123
Financial costs	4
Actuarial gains and losses	19
As of December 31, 2020	652
Service costs	(63)
Financial costs	3
Actuarial gains and losses	(68)
As of December 31, 2021	524
Curtailment Gain - restructuring plan 2022 (PSE)	(63)
Service costs	82
Financial costs	9
Actuarial gains and losses	(235)
As of December 31, 2022	318
The final IFRS IC agenda decision of May 24, 2021 regarding the attribution of benefits to periods of service did not have a significant impact in 2021.
As of December 31, 2022, the impact regarding the restructuring plan (PSE) is €(63) thousand.
Financial liabilities

Accounting policies

Unless otherwise stated, financial liabilities are initially recognized at fair value less transaction costs and subsequently measured at amortized cost using the effective interest rate method.
Financial liabilities with a maturity of more than one year are classified in “Financial liabilities – non-current portion” in accordance with IAS 1.
The Company derecognises a financial liability when its contractual obligations are discharged or cancelled, or expire.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed), if any, is recognised in profit or loss.

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2019	—	1,321	61	38	1,420
Collection	14,155	2,979	10,000	—	27,134
Fair value of embedded derivatives	(1,070)	—	—	—	(1,070)
Amortized cost	1,684	121	20	—	1,825
Conversion	(12,600)	—	—	—	(12,600)
Repayment	—	—	(62)	—	(62)
Reclassification	—	—	—	—	—
FX rate impact	—	—	—	(3)	(3)
As of December 31, 2020	2,169	4,421	10,019	35	16,644
Collection	11,423	734			12,157
Fair value of embedded derivatives	(758)				(758)
Amortized cost	1,566	126	58		1,750
Conversion	(14,400)				(14,400)
Repayment					—
FX rate impact				3	3
As of December 31, 2021	—	5,281	10,077	38	15,396
Increase				3,081	3,081
Fair value of embedded derivatives					—
Amortized cost			(6)		(6)
Conversion					—
Extinguishment of conditional advance		(5,281)			(5,281)
Repayment				(3,081)	(3,081)
FX rate impact				3	3
As of December 31, 2022	—	—	10,071	41	10,112
During the first half of 2022, the Company entered into a new financing agreement with Société Générale secured by the Company’s 2021 CIR receivable of which €3,081k was received at June 30, 2022. and fully reimbursed in October 2022.

Financial liabilities by maturity

December 31, 2020 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	2,169	—	—	—	2,169
Conditional advances	—	—	—	4,421	4,421
Bank loans	96	3,768	4,069	2,086	10,019
Other	—	35	—	—	35
Total financial liabilities	2,265	3,803	4,069	6,507	16,644

December 31, 2021 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes					—
Conditional advances				5,281	5,281
Bank loans	164	5,014	4,424	475	10,077
Other		38			38
Total financial liabilities	164	5,052	4,424	5,756	15,396

December 31, 2022 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes					—
Conditional advances					—
Bank loans	2,565	4,972	2,535		10,072
Other		40			40
Total financial liabilities	2,565	5,012	2,535	—	10,112
Convertible notes

Accounting policies

In accordance with IFRS 9, a financial instrument with all three of the following characteristics is a derivative:
•its value changes in response to changes in the so-called “underlying”
•it requires no initial net investment,
•it is settled at a future date.
Derivatives are initially recognized at their fair value and subsequent changes are recognized in financial income (loss).

In accordance with IAS 32, a derivative is qualified as an equity instrument only if it will be necessarily settled by exchanging a fixed amount of cash for a fixed amount of equity instruments of the issuer. Equity instruments are initially recognized at their fair value and are not subsequently remeasured.

Generally, convertible notes are qualified as compound instruments as they have both a financial liability and an equity component.

Because the conversion option is a derivative, if the conversion option does not meet the “fixed-for-fixed” condition, the conversion option is classified as a financial derivative liability. In that case, convertible notes are qualified as hybrid instrument in accordance with IFRS 9 comprising a financial liability for the host contract plus an embedded derivative instrument for the conversion option.

The initial bifurcation of a separable embedded derivative does not result in any gain or loss being recognized.
Because the embedded derivative component is measured at fair value on initial recognition, the carrying amount of the host contract on initial recognition is the difference between the carrying amount of the hybrid instrument and the fair value of the embedded derivative.

On June 24, 2020, the Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund in the form of convertible notes with share subscription warrants attached (“OCABSA”).
The Company issued 1,200 note warrants for free that may be exercised in tranches for the same number of convertible notes at the Company request until June 25, 2022. European High Growth Opportunities Securitization Fund could have requested the issuance of two tranches.
Each tranche gave rise to the issuance of 60 convertible notes with 33,670 warrants attached (or of 30 convertible notes with 16,835 warrants if the Company's market capitalization is lower to €50 million during 20 consecutive trading days).
The convertible notes (“OCA”) have the following characteristics:
•Nominal value: €50 thousand
•Subscription price: 98% of the nominal value
•Maturity: 12 months
•The notes will not bear interests
•Conversion ratio: N = Vn / P where
◦N is the number of Shares that can be subscribed
◦Vn is the nominal value of a convertible note
◦P is the higher of (i) 95% of the volume weighted average trading price of the Company's shares on Euronext Paris during the 3 consecutive trading days preceding the conversion date, (ii) the nominal value of the share and (iii) the minimum issuance price of a share as provided in the 25th resolution of the Shareholder's Meeting held on June 21, 2019 (or any resolution that may succeed it), i.e., to date 80% of the volume-weighted average (in the central order book and excluding off-market block trades) of the Company's share price on Euronext Paris during the 3 trading sessions prior to the pricing of the issue price, it being specified that the theoretical value of the warrants will be taken into account and that the Shareholder's Meeting has set at 10 million the maximum number of shares that may be issued.
The share subscription warrants (“BSA”) have the following characteristics:
•Maturity: 5 years
•Each warrant give the right to subscribe one share
•Exercise price: 120% of the lowest volume-weighted average price of the Company's share observed over the fifteen trading days preceding the request for exercise of the first tranche (ie €8.91).
At the end of 2022, the Company has issued nine tranches of €3.0 million each on July 6, 2020, August 24, 2020, November 17, 2020, December 7, 2020, December 22, 2020, March 2, 2021, May 19, 2021, ,July 22, 2021 and August 24,2021 respectively (of which two tranches were issued on European High Growth Opportunities Securitization Fund request), representing a total amount of €27.0 million. Consequently, 540 OCA were issued with 303,030 BSA attached, all the OCA were converted into the Company common shares at the end of 2021 (see note 4.6).
As of December 31, 2022, 0 OCA and 303,030 BSA are outstanding.
Derivative liabilities fall under category 3 defined by IFRS 13.
If the convertible notes are converted before the estimated maturity date, any difference between the fair value of the shares issued and the cumulative amount of the financial liability and the derivative liability at the date of conversion is recognized in financial income (loss).
Fair value of the conversion option is estimated with a Monte-Carlo valuation model using the following main assumptions:

	12/31/2020	12/31/2021	12/31/2022

Number of convertible notes	48	0	0
Estimated conversion price	€6.75	€—	€—
Expected term	30 days	0	0
Fair value (in thousands of euros)	129	—	—

Fair value of the warrants is estimated with a Black & Scholes valuation model using the following main assumptions:

	12/31/2020	12/31/2021	12/31/2022

Number of warrants	168,350	303,030	303,030
Price of the underlying share	€7.11	€2.12	€0.37
Expected dividends	—%	—%	—%
Volatility	58.11%	47.33%	73.04%
Expected term	2 years	1 year	3 years to 4 years
Fair value (in thousands of euros)	288	0	0
Conditional advances

Accounting policies

Funds received from Bpifrance in the form of conditional advances are recognized as financial liabilities, as the Company has a contractual obligation to reimburse Bpifrance for such conditional advances in cash based on a repayment schedule provided the conditions are complied with.
Receipts or reimbursements of conditional advances are reflected as financing transactions in the statement of cash flows.
The amount resulting from the benefit of conditional advances that do not bear interest at market rates is considered a subsidy. This benefit is determined by applying a discount rate equal to the rate the Company would have to pay for a bank borrowing over a similar maturity.
The implicit interest rate resulting from taking into account all the repayments plus the additional payments due in case of commercial success is used to determine the amount recognized annually as a finance expense.
In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company recalculates the net book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial effective interest rate. The adjustment that results therefrom is recognized in the consolidated statement of income (loss) for the period during which the modification is recognized.

Since our inception, we have received non-refundable subsidies from Bpifrance in the amount of €2.7 million in connection with our preclinical research programs.
We have also received €4,895 thousand in three conditional advances from Bpifrance related to TEDAC research program.
Within the scope of the TEDAC project, Bpifrance granted to the Company a conditional advances for a total amount of €4,895 thousand. The accrued interest of this conditional advances amounted to €386 thousand as of December 31, 2022 This conditional advance was paid upon completion of the following key milestones:
•€63 thousand upon signature of the agreement (received in 2012)
•€1,119 thousand upon the milestone n°4 (received in 2016)
•€2,979 thousand upon the milestone n°6 (received in 2020)
•€734 thousand upon the milestone n°7 (received in 2021)
The TEDAC research program, which is funded by non-refundable subsidies and conditional advances from Bpifrance, was funded according to a specified schedule set forth in the contract, subject to completion of milestones. The final research report was provided to BPI in 2021. Subsidies and conditional advance were received with the last milestone in 2021, for a total amount of €7.0 million.
The conditional advance reimbursement in cash is initiated upon achieving cumulative sales of €10 millions on Graspa solid tumor product. Following the negative results of the Trybeca 1 clinical trial and the unsuccessful completion of the Trybeca 2 clinical trial in 2022, the Company has no possibility left any more to market and sell Graspa in the treatment of solid tumors. As a consequence in 2022 the extinguishment of the conditional advance has been recorded as subsidy income for €4,895 thousand (see note 3.1) and as financial income for €386 thousand (see note 3.5).
Bank loans
In 2017, the Company received a bank loan amounting to €1.9 million with Société Générale with a 0.4% interest rate and 36 monthly repayment terms to finance its investments. This bank loan is fully repaid as of December 31, 2020.
In November 2020, the Company received two loans of €5.0 million each, in the form of State-Guaranteed Loan (Prêt Garanti par l’Etat, or PGE in France), with Bpifrance and Société Générale. The loans bear interest at fixed rates of 1.67% and 0.25% per annum respectively, with an initial term of one year and an option to spread over five-year including one year of deferred payment and four years of reimbursement. The Company used the deferral options, reimbursement will start in 2023. The Proposed Merger could trigger a request from BPI of early repayment. The two loans are recorded at amortized cost and classified in “Financial liabilities – current portion” for €2.6 million and in “Financial liabilities – non-current portion” for €7.5 million.Lease liabilities

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the lease liability is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.

The lease liability is recognized for an amount equal to the present value of the lease payments over the lease term. The lease liability is then increased by the interest expense and decreased by the rents paid.

The lease liability may be remeasured in the following situations:
•Modification related to the assessment of the exercise of an option to purchase or the extension or the non-exercise of a termination option (which become reasonably certain);
•Rent adjustments based on rates and indices provided in the contracts.

The duration corresponds to the firm period of the commitment and takes into account the optional periods that are reasonably certain to be exercised.

The Company has applied exemptions set out in IFRS 16 regarding:
•Contracts with a lease term of 12 months. These contracts have resulted in an expense of approximately €— thousand in 2020, €824 thousand in 2021 and €654 thousand in 2022.
•Contracts for low value assets. These contracts have resulted in an expense of approximately €31 thousand in 2020, €30 thousand in 2021 and €20 thousand in 2022.

(in thousands of euros)	Lease liabilities
As of December 31, 2019	12,703
First application of IFRS 16	—
Allowance received from a lessor	188
Increase without cash impact	98
Repayment	(1,615)
Decrease without cash impact	—
FX rate impact	(570)
Capitalized interests	—
Reclassification	—
As of December 31, 2020	10,804
Increase without cash impact	399
Repayment	(1,702)
Decrease without cash impact	—
FX rate impact	478
Capitalized interests	0
Reclassification	0
As of December 31, 2021	9,979
Increase without cash impact	88
Repayment	(1,545)
Decrease without cash impact (1)	(5,296)
FX rate impact	229
Capitalized interests	—
Reclassification	0
As of December 31, 2022	3,455
(1)Decrease of Princeton lease liability in connection with the sale of the Princeton manufacturing facility in April 2022 (see note 1 and 3.1).

Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2020	1,607	2,949	2,202	4,046	10,804
As of December 31, 2021	1,817	2,548	2,255	3,359	9,979
As of December 31, 2022	775	1,048	920	712	3,455
Trade payables and other current liabilities

Accounting policies

Trade payables and other current liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method. Given the due date, the amortized cost is equal to the initial fair value.

Costs are recognized when incurred. The excess of costs incurred over invoices received is recorded in "Vendors - accruals".

Estimation of the hospital costs at December 31, 2020 and 2021
As of 2020 and 2021, the hospital costs related to clinical trials sponsored by the Company are measured based on two allocation keys: (i) site activation for fixed costs which are recognized in full when sites are activated and (ii) patient randomization for variable patient costs (including chemotherapy costs) which are spread over the estimated time of treatment of the patient as planned in the clinical protocol. These allocation keys are applied to the estimated expenses of the clinical trial. The excess of estimated costs incurred over invoices received is recorded in "Vendors - accruals".

Estimation of the hospital costs as of December 31, 2022
Although our TRYbeCA-1 Phase 3 clinical trial in second-line advanced pancreatic cancer was completed in 2021 (see note 1), there is a significant lag between the period the clinical services are rendered by hospitals (i.e. patient treatments, including chemotherapy) and the period the Company receives invoices from such hospitals. The Company therefore continued to use estimates and judgement to measure the remaining hospital costs to be accrued for this trial as of 12/31/22.
The hospital costs accrual related to this trial is still measured as the excess of estimated costs incurred over invoices received. The Company however reestimated the costs incurred using actual costs and the identification by the Company's clinical department of sites that have completed their invoicing process. The actual costs were derived from invoices received from hospitals or costs reported by them in the Medidata database which is used by the Company to track all costs incurred by hospitals. A revised average cost per patient in France and in Spain was derived from this analysis, and then applied to other sites for which there is no evidence of a completed invoicing process.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Vendors	4,706	2,485	1,562
Vendors - accruals	16,204	11,669	3,553
Total trade and other payables	20,910	14,154	5,115
Social liabilities, taxation and social security	4,149	3,716	2,799
Fixed assets payables	86	2	0
Deferred revenue	148	93	51
Other payables	53	59	59
Total other current liabilities	4,436	3,870	2,909
Hospital costs accruals amounted to €10,770 thousand as of December 31, 2020, €9,289 thousand as of December 31, 2021 and €2,355 thousand as of December 31, 2022 and mainly related to our TRYbeCA-1 phase 3 clinical trial". The decrease in hospital cost accrual between 2021 and 2022 is due to the utilization of the accrual for €3,882 thousand and to a change in estimate booked as a reduction of R&D expenses for €3,053 thousand.
Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

Accounting policies

The valuation and the accounting treatment of the financial assets and liabilities are defined by IFRS 9 Financial Instruments (“IFRS 9”).
Financial assets at the amortized cost
These instruments are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Financial liabilities at the amortized cost
Loans and other financial liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method.
Financial assets and financial liabilities measured at fair value
In accordance with IFRS 13 Fair Value Measurement (“IFRS 13”), financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:
• Level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;
• Level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;
• Level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

As of December 31, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	1,091			1,091		1,091
Other current financial assets	59			59		59
Trade and other receivables	4			4		4
Other current assets	4,389			4,389		4,389
Cash and cash equivalents (2)	44,446	44,446				44,446
Total financial assets	48,898	44,446	—	4,452	—	48,898
Financial liabilities - non current portion (3)	14,379				14,379	14,379
Derivative liabilities - non current portion (5)	288	288				288
Lease liabilities - non current portion (4)	9,197				9,197	9,197
Financial liabilities - current portion (3)	2,265				2,265	2,265
Derivative liabilities - current portion (5)	129	129				129
Lease liabilities - current portion (4)	1,607				1,607	1,607
Trade and other payables	20,910				20,910	20,910
Other current liabilities (6)	4,288				4,288	4,288
Total financial liabilities	53,063	417	—	—	52,646	53,063

As of December 31, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	876			876		876
Other current financial assets	384			384		384
Trade and other receivables	12			12		12
Other current assets	4,218			4,218		4,218
Cash and cash equivalents (2)	33,699	33,699				33,699
Total financial assets	38,313	33,699	—	4,614	—	38,313
Financial liabilities - non current portion (3)	15,232				15,232	15,232
Lease liabilities - non current portion (4)	8,162				8,162	8,162
Financial liabilities - current portion (3)	164				164	164
Lease liabilities - current portion (4)	1,817				1,817	1,817
Trade and other payables	14,154				14,154	14,154
Other current liabilities (6)	3,777				3,777	3,777
Total financial liabilities	43,306	—	—	—	43,306	43,306

As of December 31, 2022 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	195			195		195
Other current financial assets	464			464		464
Trade and other receivables	76			76		76
Other current assets	2,457			2,457		2,457
Cash and cash equivalents (2)	38,789	38,789				38,789
Total financial assets	41,322	38,789	—	2,533	—	41,322
Financial liabilities - non current portion (3)	7,547				7,547	7,547
Lease liabilities - non current portion (4)	2,680				2,680	2,680
Financial liabilities - current portion (3)	2,565				2,565	2,565
Lease liabilities - current portion (4)	775				775	775
Trade and other payables	5,115				5,115	5,115
Other current liabilities (6)	2,858				2,858	2,858
Total financial liabilities	21,540	—	—	—	21,540	21,540
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.
(6)Excluding current liabilities accruals